INCOME TAX EXPENSES (Contents of Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INCOME TAX EXPENSES [Abstract]
Current income tax
Deferred income tax benefit
Total